                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 297-6443

Date of fiscal year end: July 31

Date of reporting period: August 1, 2003 to January 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              (BACKGROUND GRAPHIC)




                                                                JANUARY 31, 2004

THE HARTFORD
INCOME SHARES FUND, INC.

                                              Semi-Annual Report

                                                (THE HARTFORD MUTUAL FUNDS LOGO)

THE HARTFORD INCOME SHARES FUND, INC. SEMIANNUAL REPORT
 CONTENTS
 LETTER TO SHAREHOLDERS                                                       1
 SCHEDULE OF INVESTMENTS                                                      2
 STATEMENT OF ASSETS AND
  LIABILITIES                                                                 7
 STATEMENT OF OPERATIONS                                                      7
 STATEMENTS OF CHANGES IN NET
  ASSETS                                                                      8
 NOTES TO FINANCIAL STATEMENTS                                                9
 DIRECTORS AND OFFICERS                                                      12
 SHAREHOLDER MEETING RESULTS                                                 16

- TOLL-FREE PERSONAL ASSISTANCE



  -Customer Service



  -(888) 843-7824



  - 7:00 a.m. to 6:00 p.m. CT,
   Monday thru Thursday
   7 a.m. - 5 p.m. CT, Friday

- TOLL-FREE INFORMATION LINE



  - For daily account balances, transaction activity or net asset value information

  -(888) 843-7824 x14344

  -24 hours a day

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http:www.sec.gov.

HOW TO USE THIS REPORT
For a quick overview of the Fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the Fund invests, and the pie chart shows a breakdown of the Fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in The Hartford Income Shares Fund, Inc. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

 HIGHLIGHTS

                                                           THE HARTFORD
                                                        INCOME SHARES FUND,
                                                               INC.
                                                        -------------------
  JANUARY 31, 2004
  TOTAL NET ASSETS (000'S OMITTED)...................        $107,905
  MARKET PRICE PER SHARE.............................        $   7.78
  SHARES OUTSTANDING (000'S OMITTED).................          12,982
  FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............................        $   7.63
    End of period....................................        $   8.31
  DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Total dividends paid (000's Omitted).............        $  3,585
    Dividends per share..............................        $   0.28

 MONTHLY DIVIDENDS PAID

  DATE                                                            AMOUNT
  ----                                                         ------------
  August 2003...............................................   0.046 Income
  September 2003............................................   0.046 Income
  October 2003..............................................   0.046 Income
  November 2003.............................................   0.046 Income
  December 2003.............................................   0.046 Income
  January 2004..............................................   0.046 Income

PORTFOLIO COMPOSITION BY SECTOR AS
OF 1/31/2004

[PORTFOLIO COMPOSITION PIE CHART]

Corporate Bonds - Investment Grade                                               65.60
Corporate Bonds - Non-Investment Grade                                           29.60
Cash Equivalents/Receivables                                                      3.00
U.S. Government Agencies                                                          1.00
Asset Backed and Commerical Mortgage                                              0.40
Common Stock                                                                      0.40



TOP 10 HOLDINGS AS OF 1/31/2004


                                                                      Percent of
Bonds                                                                 Net Assets
--------------------------------------------------------------------------------
 1. Ford Motor Co. (7.45%) 2031                                             2.8%
 2. General Motors Acceptance Corp.
    (8.00%) 2031                                                            2.7%
 3. Farmers Exchange Capital (7.20%) 2048                                   2.6%
 4. Time Warner Entertainment Co.
    (8.375%) 2033                                                           2.1%
 5. AT&T Corp. (8.50%) 2031                                                 1.9%
 6. Tele-Communications, Inc.
    (9.80%) 2012                                                            1.8%
 7. News America Holdings, Inc.
    (8.875%) 2023                                                           1.8%
 8. AT&T Wireless Services, Inc.
    (8.75%) 2031                                                            1.8%
 9. Columbia Energy Group (7.62%) 2025                                      1.5%
10. Sprint Capital Corp. (6.875%) 2028                                      1.4%

HOW DID THE FUND PERFORM?

The Hartford Income Shares Fund, Inc. placed in the 16th percentile of its Lipper peer group (at NAV) for the six-month period ended January 31, 2004, producing a net return of 12.83% at net asset value and 15.35% at market versus the 8.72% return at net asset value of the Lipper BBB-Rated Corporate Debt Closed-End Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

The Fund has clearly benefited from the significant rally in the credit markets over the last 18 months. In relative terms, this past year was the best year in history for investment grade corporate bonds and the second best for the high yield sector. The Fund has been highly concentrated in these two sectors. Over 95% of the Fund's assets are in corporate credit related securities, with the high yield component having grown to roughly 30% of the total, due to market value appreciation. The high yield component of the Fund in particular, contributed to its performance in the last six months. The total return on Lehman's Broad High Yield Index was 12.16% for the six months ended January 31, 2004. Within the Fund's investment grade holdings, the 11.84% six month total return posted by the automotive sector, which represents just under 8% of the Fund's assets, was a key driver of its overall performance.

The Fund has remained heavily weighted in investment grade and speculative grade corporate debt. These two components of the fixed income universe have stood out as providing higher yields than other fixed income alternatives. In this effort, our focus has been on securities that trade at above market yields with an enterprise value that at least supports our cash commitment to the position. With yield spreads tightening and enterprise values rising, our holdings appreciated markedly, particularly in the technology and telecommunications sectors, which represents 20% of the Fund.

WHAT IS YOUR OUTLOOK?

As we look forward, among our chief concerns is whether the rally in the credit markets has come too far, too fast. The rally has brought valuations to levels not seen in many years. This is diminishing, but not eliminating, the relative incremental yield advantage over other fixed income alternatives. As long as corporate managers keep a healthy focus on free cash flow, we are comfortable that corporate credit will perform better than most other fixed income alternatives. If there is an unexpected general decline in credit quality, spreads would widen, liquidity would suffer and defaults would increase. Our research team is watching for any developments on this front.

We anticipate that the upswing in the economy may lead to higher interest rates. However, as mentioned above, we expect that corporate debt will perform better than most fixed income alternatives in this type of environment. The ongoing recovery in corporate profitability that is boosting expectations for the overall economy has served to improve credit quality.

We will look for opportunities in floating rate securities, as well as the potential to upgrade the credit quality of the portfolio.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2004 (Unaudited)
(000's Omitted)

ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES - 0.4%
--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            FINANCE - 0.4%
 $  415     AQ Finance CEB Trust, 6.12%, Ser 2003-CE1A 8-25-2033
            (f)(h)......................................................   Baa2*      $   406
                                                                                      -------
            TOTAL ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES (COST
            $406).......................................................              $   406
                                                                                      =======

CORPORATE BONDS: INVESTMENT GRADE - 65.6%
--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            BASIC MATERIALS - 3.4%
 $  500     Newmont Mining Corp., 8.625%, 5-15-2011.....................   BBB        $   613
    250     Noranda, Inc., 8.375%, 2-15-2011............................   BBB-           303
    300     Olin Corp., 9.125%, 12-15-2011..............................   BBB-           361
    685     Phelps Dodge Corp., 8.75%, 6-1-2011.........................   BBB-           848
    250     Phelps Dodge Corp., 9.50%, 6-1-2031.........................   BBB-           366
  1,000     Westvaco Corp., 8.20%, 1-15-2030............................   BBB          1,183
                                                                                      -------
                                                                                        3,674
                                                                                      -------
            CAPITAL GOODS - 1.2%
  1,250     Tyco International Group S.A., 7.00%, 6-15-2028.............   BBB-         1,319
                                                                                      -------
            CONSUMER CYCLICAL - 9.7%
  1,000     Albertson's, Inc., 8.70%, 5-1-2030..........................   BBB          1,269
  1,000     Federated Department Stores, Inc., 8.50%, 6-1-2010..........   BBB+         1,240
  3,000     Ford Motor Co., 7.45%, 7-16-2031............................   BBB-         3,046
  1,000     Ford Motor Co., 7.70%, 5-15-2097............................   BBB-           973
  1,000     General Motors Corp., 8.25%, 7-15-2023......................   BBB          1,119
    500     May Department Stores Co., 8.50%, 6-1-2019..................   BBB+           639
  1,000     Toys R Us, 7.375%, 10-15-2018...............................   Baa+         1,003
  1,000     TRW, Inc., 7.75%, 6-1-2029..................................   BBB          1,221
                                                                                      -------
                                                                                       10,510
                                                                                      -------
            ENERGY - 6.8%
    850     Burlington Resources, Inc., 9.125%, 10-1-2021...............   BBB+         1,140
  1,500     Columbia Energy Group, 7.62%, Ser G 11-28-2025..............   BBB          1,623
  1,000     Conoco, Inc., 6.95%, 4-15-2029..............................   A-           1,156
    750     Halliburton Co., 5.625%, 12-1-2008..........................   BBB            796
  1,000     Occidental Petroleum Corp., 8.45%, 2-15-2029................   BBB+         1,329
  1,000     Valero Energy Corp., 8.75%, 6-15-2030.......................   BBB          1,273
                                                                                      -------
                                                                                        7,317
                                                                                      -------
            FINANCE - 14.5%
    200     Aon Capital Trust, 8.205%, 1-1-2027.........................   BBB            228
    500     Bombardier Capital, Inc., 6.125%, 6-29-2006 (f).............   BBB-           532
    500     Bombardier Capital, Inc., 7.50%, 8-15-2004 (f)..............   BBB-           517
    500     Capital One Bank, 6.50%, 7-30-2004..........................   BBB-           512
    500     Capital One Bank, 8.25%, 6-15-2005..........................   BBB-           541
  1,000     EOP Operating LP, 7.50%, 4-19-2029..........................   BBB+         1,139
  1,000     ERAC USA Finance Co., 8.00%, 1-15-2011 (f)..................   BBB+         1,196
  3,000     Farmers Exchange Capital, 7.20%, 7-15-2048 (f)..............   BBB+         2,815
  2,650     General Motors Acceptance Corp., 8.00%, 11-1-2031...........   BBB          2,906
    500     Household Finance Corp., 7.00%, 5-15-2012...................   A              576
  1,000     Mony Group, Inc., 8.35%, 3-15-2010..........................   BBB+         1,205
  1,000     ReliaStar Financial Corp., 8.00%, 10-30-2006................   A+           1,136
  1,000     Spieker Properties, Inc., 7.50%, 10-1-2027..................   BBB+         1,110
  1,000     Travelers Property Casualty Corp., 7.75%, 4-15-2026.........   A-           1,220
                                                                                      -------
                                                                                       15,633
                                                                                      -------
            SERVICES - 10.5%
  1,000     Belo Corp., 7.25%, 9-15-2027................................   BBB-         1,107
    750     Clear Channel Communications, Inc., 7.65%, 9-15-2010........   BBB-           883

2
The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
 $1,000     Comcast Cable Communications, Inc., 8.50%, 5-1-2027.........   BBB        $ 1,294
  1,000     Cox Enterprises, Inc., 8.00%, 2-15-2007 (f).................   BBB          1,144
    750     Electronic Data Systems Corp., 7.45%, 10-15-2029............   BBB            781
  1,000     FedEx Corp., 7.84%, Ser 1996-B2 1-30-2018...................   BBB+         1,110
  1,000     Hearst-Argyle Television, Inc., 7.00%, 1-15-2018............   BBB-         1,115
    750     Hilton Hotels Corp., 8.25%, 2-15-2011.......................   BBB-           863
  1,500     News America Holdings, Inc., 8.875%, 4-26-2023..............   BBB-         1,943
    500     USA Networks, Inc., 6.75%, 11-15-2005.......................   BBB-           532
    500     USA Waste Management, Inc., 7.125%, 12-15-2017..............   BBB            563
                                                                                      -------
                                                                                       11,335
                                                                                      -------
            TECHNOLOGY - 13.8%
  1,750     AT&T Corp., 8.50%, 11-15-2031...............................   Baa2*        2,046
  1,500     AT&T Wireless Services, Inc., 8.75%, 3-1-2031...............   BBB          1,901
    500     Citizens Communications Co., 9.00%, 8-15-2031...............   BBB            590
  1,130     Computer Associates International, Inc., 6.375%, Ser B
            4-15-2005...................................................   BBB+         1,182
    500     Cox Communications, Inc., 6.80%, 8-1-2028...................   BBB            548
  1,000     Raytheon Co., 7.20%, 8-15-2027..............................   BBB-         1,120
    270     Rogers Cable, Inc., 6.25%, 6-15-2013........................   BBB-           279
    250     Sprint Capital Corp., 6.00%, 1-15-2007......................   BBB-           267
  1,500     Sprint Capital Corp., 6.875%, 11-15-2028....................   BBB-         1,505
  1,500     Tele-Communications, Inc., 9.80%, 2-1-2012..................   BBB          1,965
    400     Telus Corp., 8.00%, 6-1-2011................................   BBB            472
    700     Time Warner Companies, Inc., 6.625%, 5-15-2029..............   BBB+           720
  1,800     Time Warner Entertainment Co., 8.375%, 7-15-2033............   BBB+         2,281
     16     VoiceStream Wireless Corp., 10.375%, 11-15-2009 (e).........   NR              @@
                                                                                      -------
                                                                                       14,876
                                                                                      -------
            TRANSPORTATION - 1.6%
    500     Delta Air Lines, Inc., 7.57%, 5-18-2012.....................   A-             514
  1,000     Norfolk Southern Corp., 8.625%, 5-15-2010...................   BBB          1,220
                                                                                      -------
                                                                                        1,734
                                                                                      -------
            UTILITIES - 4.1%
  1,000     American Electric Power Co., Inc., 6.125%, Ser A
            5-15-2006...................................................   BBB          1,078
  1,000     CMS Panhandle Holding Co., 7.00%, 7-15-2029.................   BBB          1,085
    750     FirstEnergy Corp., 6.45%, Ser B 11-15-2011..................   Baa+           786
  1,400     TXU Corp., 6.375%, Ser J 6-15-2006..........................   BBB-         1,502
                                                                                      -------
                                                                                        4,451
                                                                                      -------
            TOTAL CORPORATE BONDS: INVESTMENT GRADE (COST $58,377)......              $70,849
                                                                                      =======

CORPORATE BONDS: NON-INVESTMENT GRADE - 29.6%
--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            BASIC MATERIALS 4.2%
 $1,000     Abitibi-Consolidated, Inc., 8.85%, 8-1-2030.................   BB+        $ 1,091
    750     Equistar Chemicals LP, 10.125%, 9-1-2008....................   BB-            814
  1,150     Georgia-Pacific Corp., 9.625%, 3-15-2022....................   BB+          1,194
    500     Hercules, Inc., 11.125%, 11-15-2007.........................   BB-            605
    235     Nova Chemicals Corp., 7.00%, 5-15-2006......................   BB+            249
    250     Stone Container Corp., 9.75%, 2-1-2011......................   B              276
    250     United States Steel LLC., 10.75%, 8-1-2008..................   BB-            293
                                                                                      -------
                                                                                        4,522
                                                                                      -------
            CAPITAL GOODS - 0.4%
    170     Briggs & Stratton Corp., 8.875%, 3-15-2011..................   BB+            203
    200     Jorgensen (Earle M.) Co., 9.75%, 6-1-2012...................   B-             224
                                                                                      -------
                                                                                          427
                                                                                      -------

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2004 (Unaudited)
(000's Omitted)

CORPORATE BONDS: NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            CONSUMER CYCLICAL - 1.0%
 $  500     Delhaize America, Inc., 9.00%, 4-15-2031....................   BB+        $   618
    120     Dillard's, Inc., 6.625%, 1-15-2018..........................   BB             116
     85     Dillard's, Inc., 7.13%, 8-1-2018............................   BB              84
    225     Navistar International Corp., 9.375%, Ser B 6-1-2006........   BB-            248
                                                                                      -------
                                                                                        1,066
                                                                                      -------
            ENERGY - 1.6%
    200     Swift Energy Co., 10.25%, 8-1-2009..........................   B              215
    500     Williams Companies, Inc., 7.125%, 9-1-2011..................   B+             520
  1,000     Williams Companies, Inc., 7.625%, 7-15-2019.................   B+           1,015
                                                                                      -------
                                                                                        1,750
                                                                                      -------
            FINANCE - 0.5%
    300     Brazil (Republic of), 11.625%, 4-15-2004....................   B+             305
    100     IPC Acquisition Corp., 11.50%, 12-15-2009...................   B-             107
    115     Western Financial Bank, 9.625%, 5-15-2012...................   BB-            132
                                                                                      -------
                                                                                          544
                                                                                      -------
            HEALTH CARE - 1.7%
    155     IASIS Healthcare Corp., 13.00%, 10-15-2009..................   B-             174
    540     Select Medical Corp., 9.50%, 6-15-2009......................   B              589
    925     Tenet Healthcare Corp., 5.00%, 7-1-2007.....................   B+             860
    150     United Surgical Partners International, Inc., 10.00%,
            12-15-2011..................................................   B              170
                                                                                      -------
                                                                                        1,793
                                                                                      -------
            SERVICES - 4.9%
    250     Mandalay Resort Group, 7.625%, 7-15-2013....................   BB-            268
  1,000     MGM Mirage, Inc., 8.50%, 9-15-2010..........................   BB+          1,160
  1,250     Park Place Entertainment Corp., 8.50%, 11-15-2006...........   BB+          1,384
    750     Service Corp. International, 6.50%, 3-15-2008...............   BB-            765
    650     Six Flags, Inc., 9.50%, 2-1-2009............................   B-             681
    750     Starwood Hotels & Resorts Worldwide, Inc., 7.375%,
            5-1-2007....................................................   BB+            804
    150     Stewart Enterprises, Inc., 10.75%, 7-1-2008.................   B+             167
                                                                                      -------
                                                                                        5,229
                                                                                      -------
            TECHNOLOGY - 9.9%
    675     Charter Communications Holdings, 10.00%, 5-15-2011..........   CCC-           606
    260     Charter Communications Holdings, 8.25%, 4-1-2007............   CCC-           244
    750     Dobson Communications Corp., 10.875%, 7-1-2010..............   CCC+           818
    500     EchoStar DBS Corp., 10.375%, 10-1-2007......................   BB-            545
    375     Hyperion Telecommunications, 12.25%, Ser B 9-1-2004 (a).....   NR             222
    250     Level 3 Communications, Inc., 11.00%, 3-15-2008.............   CC             253
    595     Level 3 Communications, Inc., 11.25%, 3-15-2010.............   CC             598
    145     Level 3 Communications, Inc., 9.125%, 5-1-2008..............   CC             138
  1,500     Lucent Technologies, Inc., 6.45%, 3-15-2029.................   B-           1,260
     33     Marconi Corp. plc, 10.00%, 10-31-2008 (e)...................   NR              37
    113     Marconi Corp. plc, 8.00%, 4-30-2008 (e).....................   NR             122
    310     Nextel Communications, Inc., 9.375%, 11-15-2009.............   B+             335
    650     Nortel Networks Corp., 6.125%, 2-15-2006....................   B              678
    650     Nortel Networks Corp., 6.875%, 9-1-2023.....................   B              650
    500     PanAmSat Corp., 6.875%, 1-15-2028...........................   BB             510
    650     Qwest Capital Funding, Inc., 5.875%, 8-3-2004...............   CCC+           662
    750     Qwest Capital Funding, Inc., 6.50%, 11-15-2018..............   CCC+           660
    100     Qwest Corp., 6.875%, 9-15-2033..............................   B-              95
    125     RCN Corp., 11.125%, 10-15-2007 (a)..........................   Ca*             71
    584     RCN Corp., 9.80%, Ser B 2-15-2008 (a).......................   Ca*            336
  1,000     Rogers Cantel, Inc., 9.75%, 6-1-2016........................   BB+          1,220
  1,500     WorldCom, Inc. - WorldCom Group, 8.25%, 5-15-2010 (a).......   NR             540
    175     WorldCom, Inc. - WorldCom Group, 8.25%, 5-15-2031 (a).......   NR              63
                                                                                      -------
                                                                                       10,663
                                                                                      -------

4
The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            TRANSPORTATION - 1.5%
 $  170     CP Ships Ltd., 10.375%, 7-15-2012...........................   BB+        $   197
  1,200     Delta Air Lines, Inc., 10.50%, 4-30-2016 (e)................   BB-            947
    500     Northwest Airlines Trust, 13.875%, Ser D 6-21-2008..........   Ba3*           425
                                                                                      -------
                                                                                        1,569
                                                                                      -------
            UTILITIES - 3.9%
    190     Calpine Corp., 7.875%, 4-1-2008.............................   CCC+           153
    310     Calpine Corp., 8.50%, 2-15-2011.............................   CCC+           254
  1,000     El Paso Corp., 8.05%, 10-15-2030............................   Caa1*          863
  1,035     Mission Energy Holding Co., 13.50%, 7-15-2008...............   CCC          1,097
    720     Sierra Pacific Power Co., 8.00%, Ser A 6-1-2008.............   BB             778
  1,000     TECO Energy, Inc., 7.20%, 5-1-2011..........................   BB+          1,045
                                                                                      -------
                                                                                        4,190
                                                                                      -------
            TOTAL CORPORATE BONDS: NON-INVESTMENT GRADE (COST
            $30,004)....................................................              $31,753
                                                                                      =======

U.S. GOVERNMENT AGENCIES - 1.0%
--------------------------------------------------------------------------------

PRINCIPAL                                                                   Market
 AMOUNT                                                                    Value(c)
---------                                                                  --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
 $   61     10.50% 2017.................................................   $    68
     33     11.25% 2010.................................................        37
     30     11.50% 2015.................................................        34
     57     11.75% 2010.................................................        64
     26     9.00% 2022..................................................        29
                                                                           -------
                                                                               232
                                                                           -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.5%
    115     10.50% 2017-2020............................................       130
    118     11.00% 2011-2018............................................       134
      1     11.25% 2011.................................................         1
     18     12.00% 2014.................................................        20
     33     12.50% 2015.................................................        38
    207     8.00% 2024-2025.............................................       225
                                                                           -------
                                                                               548
                                                                           -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
    158     9.00% 2021..................................................       177
     82     9.50% 2020..................................................        92
                                                                           -------
                                                                               269
                                                                           -------
            TOTAL U.S. GOVERNMENT AGENCIES (COST $969)..................   $ 1,049
                                                                           =======

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2004 (Unaudited)
(000's Omitted)

COMMON STOCK - 0.4%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         CONSUMER CYCLICAL - 0.0%
    1    Hosiery Corp. of America, Inc. Class A (a)(e)(g)............   $     --
                                                                        --------
         TECHNOLOGY - 0.4%
    1    AboveNet, Inc. Warrants (a)(g)..............................         --
    1    AboveNet, Inc. Warrants (a)(g)..............................         --
    1    AboveNet, Inc.(a)...........................................         64
    2    Global Crossing Ltd. (a)....................................         56
    7    McLeod USA, Inc. (Warrants) (a).............................          6
    1    Minorplanet Systems USA, Inc. (Warrants) (a)(e)(g)..........         --
    5    NTL, Inc. (with rights)(a)..................................        334
                                                                        --------
                                                                             460
                                                                        --------
         TOTAL COMMON STOCK (COST $224)..............................   $    460
                                                                        ========

PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         TECHNOLOGY - 0.0%
    3    McLeod USA, Inc. Conv. Pfd. 2.50% Ser A 4-18-2012...........   $     30
                                                                        --------
         TOTAL PREFERRED STOCKS (COST $21)...........................   $     30
                                                                        --------
         TOTAL INVESTMENTS IN SECURITIES (COST $90,001) (b)..........   $104,547
                                                                        ========

--------------------------------------------------------------------------------

(a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(b) At January 31, 2004, the cost of securities for federal income tax purposes was $90,059 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation.....................................  $16,419
    Unrealized depreciation.....................................   (1,931)
                                                                  -------
    Net unrealized appreciation.................................  $14,488
                                                                  -------

(c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
(d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.24% of total net assets as of January 31, 2004.
(e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

YEAR ACQUIRED    SHARES/PAR                             SECURITY                             COST BASIS
-------------    ----------                             --------                             ----------
     1996          1,200      Delta Air Lines, Inc. due 2016..............................     $1,410
     1994              1      Hosiery Corp. of America, Inc. Class A - 144A...............          8
     2003             33      Marconi Corp. plc, due 2008.................................         31
     2003            113      Marconi Corp. plc, due 2008.................................        103
     1998              1      Minorplanet Systems USA, Inc. (Warrants) - 144A.............          5
     2001             16      Voicestream Wireless Corp., due 2009........................         @@

   The aggregate value of these securities at January 31, 2004, was $1,106 which represents 1.03% of total net assets.

(f) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2004, was $6,610, which represents 6.13% of total net assets.
(g) Securities are valued at fair value under guidelines established and approved by the Board of Directors. Total fair value securities had a value of $0, which represents 0.0% of total net assets at January 31, 2004. See
    Note 2b of accompanying Notes to Financial Statements.
(h) Variable Rate Securities; the yield reported is the rate in effect as of January 31, 2004.

 @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.
 * Moody's Rating.

6
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Assets and Liabilities
January 31, 2004 (Unaudited)
(000's Omitted)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $90,001) (Note 2).............  $104,547
  Cash on deposit with custodian............................     2,183
  Receivables:
    Investment securities sold..............................         3
    Interest and dividends..................................     1,854
  Other assets..............................................        36
                                                              --------
TOTAL ASSETS................................................   108,623
                                                              --------
LIABILITIES
  Dividend payable ($0.046 per share).......................       597
  Payable for investment advisory and management fees (Note
    3)......................................................        55
  Accounts payable and accrued expenses.....................        66
                                                              --------
TOTAL LIABILITIES...........................................       718
                                                              --------
NET ASSETS..................................................  $107,905
                                                              ========
COMPOSITION OF NET ASSETS
  Net proceeds of capital stock, par value $.001 per
    share-authorized 1 billion shares; 12,982 shares
    outstanding.............................................  $124,976
  Unrealized appreciation of investments....................    14,546
  Distributions in excess of net investment income..........      (217)
  Accumulated net realized loss from sale of investments....   (31,400)
                                                              --------
TOTAL NET ASSETS............................................  $107,905
                                                              ========
NET ASSET VALUE PER SHARE...................................  $   8.31
                                                              ========

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Operations
For the year six-month period ended January 31, 2004 (Unaudited)
(000's Omitted)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...........................................  $ 4,102
                                                              -------
EXPENSES:
  Investment advisory and management fees (Note 3)..........      319
  Legal and auditing fees...................................       43
  Custodian fees (gross)....................................        3
  Shareholders' notices and reports.........................       31
  Directors' fees and expenses..............................        1
  Exchange listing fees.....................................       19
  Other.....................................................        6
                                                              -------
  Total expenses............................................      422
                                                              -------
  Custodian fee offset (Note 3).............................       (2)
                                                              -------
  Total expenses net........................................      420
                                                              -------
NET INVESTMENT INCOME.......................................    3,682
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments..........................     (874)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................    9,610
                                                              -------
NET GAIN ON INVESTMENTS.....................................    8,736
                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $12,418
                                                              =======

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Changes in Net Assets
(000's Omitted)

--------------------------------------------------------------------------------

                                                              For the Six-Month
                                                                Period Ended      For the Year
                                                              January 31, 2004        Ended
                                                                 (Unaudited)      July 31, 2003
                                                              -----------------   -------------
OPERATIONS:
  Net investment income.....................................      $  3,682           $ 7,519
  Net realized loss on investments..........................          (874)           (6,297)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................         9,610            19,151
                                                                  --------           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        12,418            20,373
                                                                  --------           -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (3,585)           (7,751)
                                                                  --------           -------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from 3 and 92 shares issued as a result of
    reinvested dividends, respectively......................            27               651
                                                                  --------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................         8,860            13,273
NET ASSETS:
  Beginning of period.......................................        99,045            85,772
                                                                  --------           -------
  End of period.............................................      $107,905           $99,045
                                                                  ========           =======
Distributions in excess of net investment income............      $   (217)          $  (314)
                                                                  ========           =======

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2004 (Unaudited)
($000's Omitted)

--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Income Shares Fund, Inc. (formerly Fortis Securities, Inc.), ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the fund, which are in accordance with accounting principles generally accepted in the United States in the investment company industry:

  (a) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income including level-yield amortization of premium and discount is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the six-month period ended January 31, 2004, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $3,997 and $5,471, respectively.

  (b) SECURITY VALUATION -- Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

  Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ National Market System, the fund utilizes the NASDAQ Official Closing Price, which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

  The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

  (c) REPURCHASE AGREEMENTS -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by the fund's custodian in book entry form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the fund's custodian, State Street Bank. As of January 31, 2004, there were no outstanding repurchase agreements.

  (d) CREDIT DEFAULT SWAPS -- The fund may enter into credit default swaps. The credit default swap market allows the fund to manage credit risk through buying and selling credit protection on specific companies or a basket of companies. A buyer agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The seller of the protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. The fund will limit credit default swap transactions to five percent (5%) of the fund's net assets at the time of purchase. As of January 31, 2004, there were no outstanding credit default swaps.

  (e) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 2004, there were no outstanding when-issued or forward commitments.

  (f) FEDERAL INCOME TAXES -- For federal income tax purposes, the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

  Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

  The tax character of distributions paid for the year ended July 31, 2003 was ordinary income in the amount of $7,751.

  As of July 31, 2003, the components of distributable earnings on a tax basis are as follows:

  Undistributed ordinary income.................  $    495
  Accumulated gain(loss)........................   (30,468)
  Unrealized appreciation (depreciation)........     4,666
                                                  --------
  Total accumulated earnings....................  $(25,307)
                                                  --------

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2004 (Unaudited)
($000's Omitted)

--------------------------------------------------------------------------------

  For federal income tax purposes, the fund had capital loss carryover of $25,188 at July 31, 2003, which, if not offset by subsequent capital gains, will expire in 2004 through 2011. The fund elected to defer its realized capital losses for the period subsequent to October 31 in the amount of $5,280. These losses will be recognized on the first day of the next fiscal year.

  (g) RESTRICTED SECURITIES -- At January 31, 2004, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2004, was $1,106, which represents 1.03% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included in the 15% limitation specified above.

  (h) DIVIDEND REINVESTMENT PLAN -- A shareholder may choose to have his or her dividends and capital gains distributions reinvested in additional whole or fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

  Shareholders will automatically receive their dividends and capital gains distributions in cash, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (See page 15). Notice to initiate or terminate this plan must be received by Hartford Administrative Services 15 days prior to the dividend date for which it is to become effective.

  (i) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. EXPENSES:

   (a) PAYMENTS TO RELATED PARTIES -- Hartford Investment Financial Services Company ("HIFSCO") is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

  As adviser for the fund, HIFSCO has retained Hartford Investment Management Company ("Hartford Investment") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the fund's Board of Directors. Pursuant to the sub-advisory agreement, Hartford Investment will regularly provide the fund with investment research, advice and supervision and furnish an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities.

  The Hartford Financial Services Group, Inc. ("The Hartford") and its subsidiaries provide facilities and office equipment and perform certain services for the fund, including fund accounting and financial reporting. Certain officers of the fund are directors and/or officers of HIFSCO, Hartford Investment and/or The Hartford or its subsidiaries. No officer of the fund receives any compensation directly from the fund.

  (b) EXPENSE OFFSET -- The Fund's custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the six-month period ended January 31, 2004, the custodian fee offset arrangement reduced expenses by $2. The total expense reduction represents an effective annual rate of 0.00% of the funds average total net assets.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2004 (Unaudited)
($000's Omitted)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                                          Year Ended July 31,
                                                      --------        -----------------------------------------------------------
                                                       2004**          2003         2002        2001@@        2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................  $   7.63        $  6.66     $   7.95     $   8.17     $   8.60     $   9.55
                                                      --------        -------     --------     --------     --------     --------
Operations:
  Investment income - net...........................       .29            .58          .64          .67          .70          .70
  Net realized and unrealized gain (loss) on
    investments.....................................       .67            .99        (1.29)        (.20)        (.44)        (.93)
                                                      --------        -------     --------     --------     --------     --------
Total from operations...............................       .96           1.57         (.65)         .47          .26         (.23)
                                                      --------        -------     --------     --------     --------     --------
Distributions to shareholders:
  From investment income - net......................      (.28)          (.60)        (.64)        (.69)        (.69)        (.72)
                                                      --------        -------     --------     --------     --------     --------
Net assets value, end of period.....................  $   8.31        $  7.63     $   6.66     $   7.95     $   8.17     $   8.60
                                                      --------        -------     --------     --------     --------     --------
Per-share market value, end of period...............  $   7.78        $  6.99     $   6.80     $   7.94     $   7.63     $   8.50
Total investment return, market value @.............     15.35%         11.63%       (6.72%)      13.55%       (1.59%)       2.34%
Total investment return, net asset value @@.........     12.83%         24.36%       (8.75%)       6.18%        4.10%       (2.43%)
Net Assets end of year (000s omitted)...............  $107,905        $99,045     $ 85,772     $101,319     $103,464     $108,951
Ratio of expenses to average monthly net assets.....       .81%*          .86%         .80%         .77%         .77%         .73%
Ratio of net investment income to average monthly
  net assets........................................      7.20%*         7.93%        8.45%        8.38%        8.42%        7.65%
Portfolio turnover rate.............................         4%            34%          23%          57%          65%          33%

*   Annualized.

**  For the six-month period ended January 31, 2004.

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Effective April 2, 2001, the adviser was changed from Fortis Advisers, Inc. to Hartford Investment Financial Services Company, LLC.

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

The Board of Directors is responsible for overall management of the Fund. The Board may exercise all powers of the Fund, except those powers that are conferred solely upon or reserved to the shareholders. The following table provides information about the Fund's directors and officers. The business address for all directors and officers is c/o The Hartford Income Shares Fund, Inc., P.O. Box 2999, Hartford, CT 06104-2999, except for Tamara L. Fagely and Robert W. Beltz, Jr., whose business address is 500 Bielenberg Dr., Woodbury, MN 55125.

NON-INTERESTED DIRECTORS

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the      Has Served         Principal Occupation(s)         Overseen by
Name and Age                          Company      Since:             During Past 5 Years            Director
------------                         ---------   -----------   ----------------------------------  -------------
LYNN S. BIRDSONG (age 57)            Director       2003       From 1979 to 2002, Mr. Birdsong          72
                                                               was a managing director of Zurich
                                                               Scudder Investments, an investment
                                                               management firm. In 2003, Mr.
                                                               Birdsong became an independent
                                                               director of the Atlantic Whitehall
                                                               Funds and The Japan Fund; during
                                                               his employment with Scudder, he
                                                               was an interested director of The
                                                               Japan Fund. Since 1981, Mr.
                                                               Birdsong has been a partner in
                                                               Birdsong Company, an advertising
                                                               specialty firm. He is also a
                                                               Director of The Hartford Mutual
                                                               Funds, Inc., The Hartford Mutual
                                                               Funds II, Inc., Hartford Series
                                                               Fund, Inc. and Hartford HLS Series
                                                               Fund II, Inc.
WINIFRED E. COLEMAN (age 71)         Director       2002       Ms. Coleman has served as                72
                                                               President of Saint Joseph College
                                                               since 1991 and President of Cashel
                                                               House, Ltd. (retail) since 1985.
                                                               She is also a Director of The
                                                               Hartford Mutual Funds, Inc., The
                                                               Hartford Mutual Funds II, Inc.,
                                                               Hartford Series Fund, Inc. and
                                                               Hartford HLS Series Fund II, Inc.
ROBERT M. GAVIN, JR. (age 63)        Director       1986       Dr. Gavin is an educational              72
                                                               consultant. Prior to September 1,
                                                               2001, he was President of
                                                               Cranbrook Education Community; and
                                                               prior to July 1996, he was
                                                               President of Macalester College,
                                                               St. Paul, Minnesota. Dr. Gavin is
                                                               also a Director of The Hartford
                                                               Mutual Funds, Inc., The Hartford
                                                               Mutual Funds II, Inc., Hartford
                                                               Series Fund, Inc. and Hartford HLS
                                                               Series Fund II, Inc.
DUANE E. HILL (age 58)               Director       2002       Mr. Hill is Partner Emeritus and a       72
                                        and                    founding partner of TSG Capital
                                      Chairman                 Group, a private equity investment
                                      of the                   firm that serves as sponsor and
                                      Nominating               lead investor in leveraged buyouts
                                     Committee                 of middle market companies. Mr.
                                                               Hill is also a Partner of TSG
                                                               Ventures L.P., a private equity
                                                               investment company that invests
                                                               primarily in minority-owned small
                                                               businesses. He is also a Director
                                                               of The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual Funds
                                                               II, Inc., Hartford Series Fund,
                                                               Inc. and Hartford HLS Series Fund
                                                               II, Inc.
PHILLIP O. PETERSON (age 59)         Director       2000       Mr. Peterson is a mutual fund            72
                                        and                    industry consultant. He was a
                                      Chairman                 partner of KPMG LLP until July
                                      of the                   1999. In January 2004, Mr.
                                       Audit                   Peterson was appointed independent
                                     Committee                 president of the Strong Mutual
                                                               Funds. He is also a Director of
                                                               The Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc., Hartford Series Fund, Inc.
                                                               and Hartford HLS Series Fund II,
                                                               Inc.


                                                 Other
                                             Directorships
Name and Age                                Held by Director
------------                         ------------------------------
LYNN S. BIRDSONG (age 57)            N/A
WINIFRED E. COLEMAN (age 71)         N/A
ROBERT M. GAVIN, JR. (age 63)        N/A
DUANE E. HILL (age 58)               N/A
PHILLIP O. PETERSON (age 59)         N/A

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the      Has Served         Principal Occupation(s)         Overseen by
Name and Age                          Company      Since:             During Past 5 Years            Director
------------                         ---------   -----------   ----------------------------------  -------------
MILLARD H. PRYOR, JR. (age 70)         Lead         2002       Mr. Pryor has served as Managing         72
                                      Director                 Director of Pryor & Clark Company
                                                               (real estate investment),
                                                               Hartford, Connecticut, since June
                                                               1992. He is also Lead Director of
                                                               The Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc., Hartford Series Fund, Inc.
                                                               and Hartford HLS Series Fund II,
                                                               Inc.


                                                 Other
                                             Directorships
Name and Age                                Held by Director
------------                         ------------------------------
MILLARD H. PRYOR, JR. (age 70)       Mr. Pryor is a Director of
                                     Infodata Systems, Inc.
                                     (software company) and
                                     CompuDyne Corporation
                                     (security products and
                                     services) and August Financial
                                     Holding Company (advisory
                                     services)

INTERESTED DIRECTORS AND OFFICERS

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the      Has Served         Principal Occupation(s)         Overseen by
Name and Age                          Company      Since:             During Past 5 Years            Director
------------                         ---------   -----------   ----------------------------------  -------------
THOMAS M. MARRA(1) (age 45)          Director       2002       Mr. Marra is President and Chief         72
                                        and                    Operating Officer of Hartford
                                      Chairman                 Life, Inc. He is also a member of
                                      of the                   the Board of Directors and a
                                       Board                   member of the Office of the
                                                               Chairman for The Hartford
                                                               Financial Services Group, Inc.
                                                               ("The Hartford"), the parent
                                                               company of Hartford Life. Mr.
                                                               Marra was named President of
                                                               Hartford Life in 2001 and COO in
                                                               2000, and served as Director of
                                                               Hartford Life's Investment
                                                               Products Division from 1998 to
                                                               2000. He was head of the company's
                                                               Individual Life and Annuities
                                                               Division from 1994 to 1998 after
                                                               being promoted to Senior Vice
                                                               President in 1994 and to Executive
                                                               Vice President in 1996. Mr. Marra
                                                               is also a Managing Member and
                                                               President of Hartford Investment
                                                               Financial Services, LLC ("HIFSCO")
                                                               and HL Investment Advisors, LLC
                                                               ("HL Advisors"). He is also a
                                                               Director and Chairman of the Board
                                                               of The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual Funds
                                                               II, Inc., Hartford Series Fund,
                                                               Inc. and Hartford HLS Series Fund
                                                               II, Inc.
LOWNDES A. SMITH(1) (age 64)         Director       2002       Mr. Smith served as Vice Chairman        72
                                                               of The Hartford from February 1997
                                                               to January 2002, as President and
                                                               Chief Executive Officer of
                                                               Hartford Life, Inc. from February
                                                               1997 to January 2002, and as
                                                               President and Chief Operating
                                                               Officer of The Hartford Life
                                                               Insurance Companies from January
                                                               1989 to January 2002. Mr. Smith is
                                                               also a Director of The Hartford
                                                               Mutual Funds, Inc., The Hartford
                                                               Mutual Funds II, Inc., Hartford
                                                               Series Fund, Inc. and Hartford HLS
                                                               Series Fund II, Inc.
DAVID M. ZNAMIEROWSKI(1) (age 43)    President      2001       Mr. Znamierowski currently serves       N/A
                                                               as President of Hartford
                                                               Investment Management Company
                                                               ("Hartford Investment"), Senior
                                                               Vice President for Hartford Life,
                                                               Inc., and Senior Vice President
                                                               and Chief Investment Officer for
                                                               Hartford Life Insurance Company.
                                                               Mr. Znamierowski is also a
                                                               Managing Member and Senior Vice
                                                               President of HIFSCO and HL
                                                               Advisors. Mr. Znamierowski is
                                                               Group Senior Vice President and
                                                               Chief Investment Officer for The
                                                               Hartford. In addition, he serves
                                                               as President and Director of The
                                                               Hartford Mutual Funds, Inc. and
                                                               Hartford Series Fund, Inc. and as
                                                               President of The Hartford Mutual
                                                               Funds II, Inc. and Hartford HLS
                                                               Series Fund II, Inc.


                                                 Other
                                             Directorships
Name and Age                                Held by Director
------------                         ------------------------------
THOMAS M. MARRA(1) (age 45)          Mr. Marra is a member of the
                                     Board of Directors of The
                                     Hartford.
LOWNDES A. SMITH(1) (age 64)         N/A
DAVID M. ZNAMIEROWSKI(1) (age 43)    N/A

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the      Has Served         Principal Occupation(s)         Overseen by
Name and Age                          Company      Since:             During Past 5 Years            Director
------------                         ---------   -----------   ----------------------------------  -------------
ROBERT W. BELTZ, JR. (age 54)          Vice         1993       Mr. Beltz currently serves as Vice      N/A
                                     President                 President, Securities Operations
                                                               of Hartford Administrative
                                                               Services Company ("HASCO"). Since
                                                               December 2001, he has served as
                                                               Assistant Vice President of
                                                               Hartford Life Insurance Company.
                                                               In addition, Mr. Beltz is Vice
                                                               President of The Hartford Mutual
                                                               Funds, Inc., The Hartford Mutual
                                                               Funds II, Inc., Hartford Series
                                                               Fund, Inc. and Hartford HLS Series
                                                               Fund II, Inc.
KEVIN J. CARR (age 49)                 Vice         2001       Mr. Carr has served as The              N/A
                                     President                 Hartford's Assistant General
                                        and                    Counsel since 1999, Counsel since
                                     Secretary                 November 1996 and Associate
                                                               Counsel since November 1995. Mr.
                                                               Carr is also Vice President and
                                                               Assistant Secretary of HL Advisors
                                                               and HIFSCO and Assistant Secretary
                                                               of Hartford Investment. He is also
                                                               Vice President and Secretary of
                                                               The Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc., Hartford Series Fund, Inc.
                                                               and Hartford HLS Series Fund II,
                                                               Inc.
WILLIAM H. DAVISON, JR. (age 46)       Vice         2002       Mr. Davison is a Managing Director      N/A
                                     President                 and Director of the Funds
                                                               Management Group of Hartford
                                                               Investment. Mr. Davison is also a
                                                               Senior Vice President of HIFSCO
                                                               and HL Advisors, and Vice
                                                               President of The Hartford Mutual
                                                               Funds, Inc., The Hartford Mutual
                                                               Funds II, Inc., Hartford Series
                                                               Fund, Inc. and Hartford HLS Series
                                                               Fund II, Inc.
TAMARA L. FAGELY (age 45)              Vice         1993       Ms. Fagely has been Vice President      N/A
                                      President,               of HASCO since 1998. Prior to
                                      Controller               1998, she was Second Vice
                                        and                    President of HASCO. Since December
                                     Treasurer                 2001, she has served as Assistant
                                                               Vice President of Hartford Life
                                                               Insurance Company. In addition,
                                                               she is Vice President, Controller
                                                               and Treasurer of The Hartford
                                                               Mutual Funds, Inc. and The
                                                               Hartford Mutual Funds II, Inc. and
                                                               Vice President of Hartford Series
                                                               Fund, Inc. and Hartford HLS Series
                                                               Fund II, Inc.
BRUCE FERRIS (age 48)                  Vice         2002       Mr. Ferris serves as Vice               N/A
                                     President                 President and a Director of Sales
                                                               and Marketing in the Investment
                                                               Products Division of Hartford Life
                                                               Insurance Company. He is also a
                                                               Managing Member of HL Advisors. In
                                                               addition, Mr. Ferris is Vice
                                                               President of The Hartford Mutual
                                                               Funds, Inc., The Hartford Mutual
                                                               Funds II, Inc., Hartford Series
                                                               Fund, Inc. and Hartford HLS Series
                                                               Fund II, Inc.
MARY JANE FORTIN (age 39)              Vice         2003       Ms. Fortin is Senior Vice               N/A
                                     President                 President and Director of Mutual
                                                               Funds and 529 Programs for
                                                               Hartford Life. In addition, she is
                                                               Vice President of The Hartford
                                                               Mutual Funds, Inc., The Hartford
                                                               Mutual Funds II, Inc., Hartford
                                                               Series Fund, Inc. and Hartford HLS
                                                               Series Fund II, Inc. Previously,
                                                               Ms. Fortin served as Senior Vice
                                                               President and Chief Accounting
                                                               Officer of Hartford Life. She
                                                               joined Hartford Life in 1997.


                                                 Other
                                             Directorships
Name and Age                                Held by Director
------------                         ------------------------------
ROBERT W. BELTZ, JR. (age 54)        N/A
KEVIN J. CARR (age 49)               N/A
WILLIAM H. DAVISON, JR. (age 46)     N/A
TAMARA L. FAGELY (age 45)            N/A
BRUCE FERRIS (age 48)                N/A
MARY JANE FORTIN (age 39)            N/A

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the      Has Served         Principal Occupation(s)         Overseen by
Name and Age                          Company      Since:             During Past 5 Years            Director
------------                         ---------   -----------   ----------------------------------  -------------
GEORGE R. JAY (age 51)                 Vice         2001       Mr. Jay serves as Assistant Vice        N/A
                                     President                 President of Hartford Life
                                                               Insurance Company's Equity
                                                               Products Department. He is also
                                                               Controller of HL Advisors and Vice
                                                               President, Controller and
                                                               Treasurer of Hartford Series Fund,
                                                               Inc. and Hartford HLS Series Fund
                                                               II, Inc. Mr. Jay also serves as
                                                               Vice President of The Hartford
                                                               Mutual Funds, Inc. and The
                                                               Hartford Mutual Funds II, Inc.
STEPHEN T. JOYCE (age 44)              Vice         2001       Mr. Joyce currently serves as           N/A
                                     President                 Senior Vice President and Director
                                                               of the Institutional Products
                                                               Group for Hartford Life Insurance
                                                               Company. Mr. Joyce is also Senior
                                                               Vice President of HL Advisors and
                                                               Vice President of The Hartford
                                                               Mutual Funds, Inc., The Hartford
                                                               Mutual Funds II, Inc., Hartford
                                                               Series Fund, Inc. and Hartford HLS
                                                               Series Fund II, Inc. Previously,
                                                               he served as Vice President
                                                               (1997-1999) and Assistant Vice
                                                               President (1994-1997) of Hartford
                                                               Life Insurance Company.
DAVID N. LEVENSON (age 37)             Vice         2001       Mr. Levenson serves as Senior Vice      N/A
                                     President                 President of Hartford Life
                                                               Insurance Company's Retail Product
                                                               Management Group and is
                                                               responsible for all retail product
                                                               management and profitability. Mr.
                                                               Levenson is also a Senior Vice
                                                               President of HIFSCO and HL
                                                               Advisors and a Vice President of
                                                               The Hartford Mutual Funds, Inc.,
                                                               The Hartford Mutual Funds II,
                                                               Inc., Hartford Series Fund, Inc.
                                                               and Hartford HLS Series Fund II,
                                                               Inc. He joined The Hartford in
                                                               1995.
JOHN C. WALTERS (age 42)               Vice         2001       Mr. Walters serves as Executive         N/A
                                     President                 Vice President and Director of the
                                                               Investment Products Division of
                                                               Hartford Life Insurance Company.
                                                               He is also a Managing Member and
                                                               Executive Vice President of HIFSCO
                                                               and HL Advisors and Vice President
                                                               of The Hartford Mutual Funds,
                                                               Inc., The Hartford Mutual Funds
                                                               II, Inc., Hartford Series Fund,
                                                               Inc. and Hartford HLS Series Fund
                                                               II, Inc. Previously, Mr. Walters
                                                               was with First Union Securities.


                                                 Other
                                             Directorships
Name and Age                                Held by Director
------------                         ------------------------------
GEORGE R. JAY (age 51)               N/A
STEPHEN T. JOYCE (age 44)            N/A
DAVID N. LEVENSON (age 37)           N/A
JOHN C. WALTERS (age 42)             N/A

* Each director and officer may serve until his or her successor is elected and qualifies.

(1) "Interested person" of the Company as defined in the Investment Company Act of 1940 because of the person's affiliation with or equity ownership of The Hartford or affiliated companies.

INVESTMENT ADVISER                             Hartford Investment Financial Services, LLC
                                               P.O. Box 1744, Hartford, CT 06144-1744
DIVIDEND DISBURSING AGENT                      Hartford Administrative Services Company
                                               P.O. Box 64387, St. Paul, MN 55164
REGISTRAR                                      Wells Fargo Bank, N.A.
                                               Minneapolis, Minnesota
CUSTODIAN                                      State Street Bank and Trust Company
                                               Boston, Massachusetts
INDEPENDENT AUDITORS                           Ernst & Young LLP
                                               Minneapolis, Minnesota

MARKET PRICE    The Hartford Income Shares Fund, Inc. is listed on
                the New York Stock Exchange with the Ticker symbol
                "HSF". The market price is carried daily in the financial pages of most newspapers and carried on Monday in the "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name "HrtfrdIncoFd".

SHAREHOLDER MEETING RESULTS

Shareholders of The Hartford Income Shares Fund, Inc. (the "Company") addressed and approved the following proposals at an annual meeting held on December 16, 2003.

1. To elect the following eight nominees:

                                                                 FOR             WITHHOLD
                                                              ----------         --------
Lynn S. Birdsong                                               7,745,732         424,728
Winifred E. Coleman                                            7,699,460         471,000
Robert M. Gavin, Jr.                                           7,718,869         451,590
Duane E. Hill                                                  7,712,815         457,644
Phillip O. Peterson                                            7,736,412         434,047
Millard H. Pryor, Jr.                                          7,711,416         459,043
Thomas M. Marra                                                7,741,627         428,832
Lowndes A. Smith                                               7,747,319         423,141

2. To ratify the selection by the Board of Directors of the Company of Ernst & Young LLP as independent public accountants for the Company for the fiscal year ending July 31, 2004.

                                                                 FOR             AGAINST          ABSTAIN
                                                              ----------         --------         --------
                                                               7,658,095         266,216          246,148

3. To revise the fundamental policy regarding:

                                                                                                                     BROKER
                                                                 FOR              AGAINST          ABSTAIN          NON-VOTE
                                                              ----------         ---------         --------         --------
The issuing of senior securities.                              6,026,668           755,681         480,573          907,537
The borrowing of money.                                        5,914,156           883,014         465,753          907,537
The pledging, mortgaging or hypothecating of the Company's
  assets and to make the policy non-fundamental.               5,863,072           902,354         497,496          907,537
Underwriting securities.                                       6,078,324           724,232         460,367          907,537
Investments in real estate and interests therein.              6,108,510           724,315         430,097          907,537
Purchases and sales of commodities and commodities
  contracts.                                                   5,870,071           930,626         462,226          907,537
Diversification of investments.                                6,227,346           624,581         410,996          907,537
Making the restricted securities policy non-fundamental.       5,924,148           827,318         511,456          907,537
Investment concentrations within a particular industry.        6,004,662           792,308         465,953          907,537
Eliminating the fundamental policy regarding securities of
  or guaranteed by the Canadian government.                    6,016,893           782,674         463,355          907,537
Eliminating the fundamental policy regarding purchasing or
  retaining securities beneficially owned by the Company's
  officers or directors.                                       5,775,844         1,005,950         481,129          907,537
Eliminating the fundamental policy regarding securities
  trading accounts.                                            5,885,088           878,509         499,326          907,537
Eliminating the fundamental policy regarding investments in
  puts, calls or combinations thereof.                         5,792,012           994,309         476,601          907,537
The making of loans.                                           5,815,947           970,007         476,969          907,537
The purchasing of securities on margin and to make the
  policy non-fundamental.                                      5,764,498         1,054,083         444,341          907,537
Short sales and to make the policy non-fundamental.            5,776,555         1,027,649         458,718          907,537
Interest rate futures contracts and to make the policy
  non-fundamental.                                             5,881,510           924,501         456,912          907,537

                                    UNDERWRITTEN AND DISTRIBUTED THROUGH
                                    Hartford Investment Financial Services, LLC
                                    200 Hopmeadow Street
                                    Simsbury, CT 06070

                                    INVESTMENT MANAGER

                                    Hartford Investment Financial Services, LLC
                                    200 Hopmeadow Street
                                    Simsbury, CT 06070

                                    INVESTMENT SUB-ADVISER

                                    Hartford Investment Management Company
                                    55 Farmington Avenue
                                    Hartford, CT 06105





THE HARTFORD INCOME SHARES FUND, INC.

P.O. Box 64387                                                 PRESORTED
St. Paul, MN 55164-0387                                         STANDARD
                                                            U.S. POSTAGE PAID
                                                             FARMINGDALE, NY
                                                              PERMIT NO. 225



                                                (The Hartford Mutual Funds Logo)

ITEM 2. CODE OF ETHICS.

         Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to this semi-annual filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this semi-annual filing.

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

         99       Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          THE HARTFORD INCOME SHARES FUND, INC.


Date:  March 10, 2004                     By: /s/ David M. Znamierowski
                                              --------------------------------
                                              David M. Znamierowski
                                              Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  March 10, 2004                     By: /s/ David M. Znamierowski
                                              --------------------------------
                                              David M. Znamierowski
                                              Its: President

Date:  March 10, 2004                     By: /s/ Tamara L. Fagely
                                              --------------------------------
                                              Tamara L. Fagely
                                              Its: Vice President, Controller
                                              and Treasurer

                                  EXHIBIT LIST

99.CERT           10(a) Certifications

                        (i) Section 302 certification of principal executive officer

                        (ii) Section 302 certification of principal financial officer

99.906CERT        99    Section 906 certification of principal executive officer and principal financial officer